Investment Strategy	Jul. 27, 2026
Defiance Leveraged Long MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to MicroStrategy Incorporated (“MSTR,” or the “Underlying Security”).

The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of MSTR, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level will be approximately 200%. The Fund’s investment adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in MSTR increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security will be equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, swap availability, and/or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

Portfolio Attributes

The Fund will hold assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in securities and  financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with its 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Strategy Inc. (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its AI-powered enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 30, 2025 on Nasdaq) was approximately $105.45 billion. Additionally, MSTR’s assets are concentrated in its bitcoin holdings. As of February 13, 2026, MSTR held approximately 717,131 bitcoins that were acquired at an aggregate purchase price of $54.5 billion with intention to purchase additional bitcoin and increase overall holdings of bitcoin in the future.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 0-24435 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of Strategy Inc. The Fund has derived all disclosures contained in this document regarding Strategy Inc. from publicly available documents. None of the Fund, the Trust or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Strategy Inc. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Strategy Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Strategy Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH STRATEGY INC.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that provide financial exposure to the Underlying Security.
Defiance Leveraged Long + Income MSTR ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of a Leveraged Strategy and an Income Generation Strategy. The Leveraged Strategy aims to amplify returns by employing derivatives to achieve exposure to MicroStrategy Incorporated (“MSTR,” or the “Underlying Security”) at daily levels ranging from 150% to 200% of the Fund’s net assets. The Income Generation Strategy complements the Leveraged Strategy by utilizing credit call spreads to seek to generate premium income and manage risk associated with the Fund’s leveraged exposure. While these strategies are designed to enhance potential returns and mitigate certain risks, the Income Generation Strategy may limit the upside performance of the Leveraged Strategy on the portion of exposure covered by the credit call spreads.

The Fund may also invest in other ETFs (“Underlying ETFs”) that provide exposure, including leveraged exposure, to MSTR (related to the Fund’s Leveraged Strategy). The Underlying ETFs may also provide dividend income (related to the Fund’s Income Generation Strategy. Underlying ETFs may include ETFs for which the Adviser serves as investment adviser (“Affiliated Underlying ETFs”).

●	Leveraged Strategy:

The Fund seeks to achieve its investment objective by entering into derivatives transactions (i.e., swap agreements and options contracts) to gain long exposure to MSTR. The Fund may also supplement its derivatives instruments by investing in Underlying ETFs. The Fund uses leverage to seek to provide daily returns of approximately 150% to 200% of the performance of MSTR, before fees and expenses. Although the Fund’s leverage will vary, its base, daily target leverage level is approximately 200%. The Adviser will determine the Fund’s actual leverage level based on market conditions and other factors described below. For example, if volatility in MSTR increases significantly, the Fund may adjust its leverage level to seek to manage risk. Leverage adjustments may also be influenced by operational considerations, such as the availability and cost of derivatives, regulatory constraints, or the overall liquidity of the Underlying Security and associated derivatives markets.

The Fund’s dynamic approach to leverage allows it to remain responsive to market conditions while striving to achieve its stated investment objective.

If the Fund encounters limitations in implementing its strategies, whether due to market conditions, derivative availability, counterparty issues, or other factors, the Fund may not achieve daily investment results, before fees and expenses, that correspond to 150% to 200% the performance of the Underlying Security, and may return substantially less during such periods. During such periods, the Fund’s actual leverage levels may differ substantially from its intended leverage target range, both intraday and at the close of trading, potentially resulting in significantly lower returns.

The Fund employs leverage to enhance the total return of its long exposure to the Underlying Security. Under normal market conditions, the Fund’s daily exposure to the Underlying Security is expected to range from approximately 150% to 200% of the Fund’s net assets. This means that for each dollar invested in the Fund, the investor’s exposure to the performance of the Underlying Security is equivalent to approximately one and a half to two dollars, magnifying the potential gains or losses associated with fluctuations in the price of the Underlying Security.

The term “exposure” refers to the extent to which the Fund’s performance is influenced by changes in the Underlying Security’s value. As a result of the Fund’s leveraged strategy, an investment in the Fund is effectively amplified, allowing investors to potentially benefit from (or incur losses related to) the price movements of the Underlying Security. This approach seeks to provide enhanced returns, though it also carries commensurate risks, including the possibility of amplified losses.

The Fund may utilize swap agreements (bilateral contracts in which the Fund agrees to exchange cash flows or returns with a counterparty based on the performance of the Underlying Security over a specified period) and/or listed options contracts (standardized financial derivatives that give the Fund the right, but not the obligation, to buy or sell the Underlying Security at a predetermined price within a specified timeframe) to achieve leveraged exposure. Swap agreements may be entered into with financial institutions for periods ranging from one day to over a year. These agreements involve exchanging the return (or rate-of-return differentials) on the Underlying Security’s share price. The return to be exchanged is calculated with respect to a notional amount (the face value of the instrument), such as the return on or change in value of a specific dollar amount representing the Underlying Security. The swap agreements the Fund may utilize will typically reset on a monthly basis or upon the occurrence of mutually agreed-upon conditions, such as when receivable or payable amounts reach predetermined thresholds relative to the principal. These resets effectively lock in the accumulated performance of the swap agreement up to that point.

The Fund may also employ listed options, such as short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying security, offering immediate intrinsic value), to achieve or supplement its leveraged exposure. These options allow the Fund to dynamically adjust its leverage strategy based on market conditions, liquidity constraints, or pricing considerations for swaps. The ability to incorporate options provides additional flexibility in pursuing the Fund’s daily investment objective, enhancing the Fund’s capacity to respond to various market dynamics.

At the end of each trading day, the Fund’s swaps and options are marked to market (valued based on current market prices), and the Fund’s investment adviser rebalances the portfolio to maintain leveraged exposure of approximately 150% to 200% of the Underlying Security’s share price. This rebalancing ensures alignment with the Fund’s investment objective.

The performance of the Fund over periods exceeding a single day is influenced by several factors, including:

a) the volatility of the Underlying Security;

b) the Underlying Security’s overall performance;

c) the duration of the investment period;

d) financing rates associated with leveraged exposure; and

e) other Fund expenses.

●	Income Generation Strategy:

The Fund will write (sell) credit call spreads (described below) to generate premium income and manage risk associated with its leveraged exposure to the Underlying Security’s share price. A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if the Underlying Security’s share price rises above the upper strike price. The Fund may also seek to generate income by investing in Underlying ETFs, including Affiliated Underlying ETFs, whose principal investment strategies are designed to provide exposure to MSTR and generate income through option strategies referencing MSTR.

The Fund’s credit call spreads are generally implemented on approximately 100% of the Fund’s net notional exposure to the Underlying Security. For instance, if the Fund employs leverage of 200%, half of the Fund’s effective exposure to MSTR will be offset by the call spread, limiting upside participation for that portion of the exposure. While the strategy reduces the potential for gains from leveraged increases in the Underlying Security’s price, it generates premium income and mitigates risk through predefined limits on losses.

Portfolio Attributes

The Fund seeks to provide at least monthly income distributions in the form of cash.

The Fund holds assets to serve as collateral for the Fund’s derivatives investments. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that provide financial exposure to the Underlying Security. For purposes of compliance with this 80% policy, derivatives will be valued at notional value. The Fund is expected to have a high annual portfolio turnover rate.

The Fund is classified as “non-diversified” under the 1940 Act.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or industries as that assigned to MSTR. As of the date of the Prospectus, MSTR is assigned to the software industry.

Strategy Inc. (“MSTR”)

MSTR has two main strategies for its business operations. One is to acquire and hold bitcoin, while the other is to grow its AI-powered enterprise analytics software business. MSTR is listed on the Nasdaq Global Select Market (“Nasdaq”). Per MSTR’s most recent Form 10-K filing, the aggregate market value of the voting and non-voting common equity held by non-affiliates of MSTR (based on the last reported sale price of its class A common stock on June 30, 2025 on Nasdaq) was approximately $105.45 billion. Additionally, MSTR’s assets are concentrated in its bitcoin holdings. As of February 13, 2026, MSTR held approximately 717,131 bitcoins that were acquired at an aggregate purchase price of $54.5 billion with intention to purchase additional bitcoin and increase overall holdings of bitcoin in the future.

MSTR is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MSTR pursuant to the Exchange Act can be located by reference to the SEC file number 0-24435 through the SEC’s website at www.sec.gov. In addition, information regarding MSTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to MSTR or other securities of Strategy Inc. The Fund has derived all disclosures contained in this document regarding Strategy Inc. from publicly available documents. None of the Fund, the Trust or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Strategy Inc. None of the Fund, the Trust or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Strategy Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Strategy Inc. (and therefore the price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Strategy Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of MSTR.

THE FUND, TRUST, AND THE ADVISER ARE NOT AFFILIATED WITH STRATEGY INC.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to have at least 80% of its net assets, plus any borrowings for investment purposes, in securities and financial instruments that provide financial exposure to the Underlying Security.